Biological assets - Disclosure of reconciliation of changes in biological assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of changes in biological assets [abstract]
Biological assets, beginning balance	£ 94	£ 66
Exchange differences	15	10
Transferred to inventories	(8)	(11)
Fair value change	0	(5)
Farming cost capitalised	55	34
Biological assets, ending balance	£ 156	£ 94